Other Financial Liabilities - Non-current - Summary of Other Financial Liabilities Non-current (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Categories of non-current financial liabilities [abstract]
Lease liabilities	$ 740.3	₨ 54,120.6	₨ 51,629.4
Derivative financial instruments	281.7	20,594.3	32,558.8
Liability towards employee separation scheme	18.1	1,326.7	758.3
Retention money, security deposits and others	49.8	3,642.5	5,267.7
Total	$ 1,089.9	₨ 79,684.1	₨ 90,214.2